Right-of-use asset/Lease Liability	12 Months Ended
Dec. 31, 2021
Leases [Abstract]
Right-of-use asset/Lease Liability	Right-of-use asset/Lease Liability
In July 2021, Metamou entered into a 12 month period bareboat charter with the owners of the vessel Stelios Y. The charter included an option for Metamou to purchase the vessel at the end of the bareboat charter period, which Metamou has exercised. The vessel was delivered to Metamou in November 2021. Pursuant to the charter, Metamou paid to the owners an advance of $9,000 as security for its correct fulfillment and a daily charter hire of $14,500 is payable from lease commencement until the end of the lease period. At the end of the bareboat charter, Metamou will pay an additional $18,000, whereupon ownership of the vessel will pass to Metamou. In view of the transfer of the ownership at the end of the bareboat charter, the Company has accounted for this transaction as a finance lease.

Right-of-use asset in the amount of $31,938 as of December 31, 2021 represents the advance payments and the initial direct costs paid for the vessel Stelios Y and the present value of the future lease payments due under this bareboat charter entered for the vessel during the year ended December 31, 2021, amounting to $32,160 net of amortization of $222.

Lease liability in the amount of $21,945 as of December 31, 2021, represents the outstanding balance of the present value of the future lease payments under the above mentioned bareboat charter. The Company determined that the bareboat charter does not contain an implicit borrowing rate. Therefore, the discount rate that was used for the recognition of this lease was the estimated annual incremental borrowing rate for this type of asset which was estimated at 2.69%. The lease liability is scheduled to expire in November 2022, as remaining lease term of the bareboat charter as of December 31, 2021 is 0.9 years.

The table below presents the components of the Company’s finance lease expense for the year ended December 31, 2021 and 2020:

		December 31,
Description	Location in Statement of Operations	2020	2021
Finance lease cost:
Amortization of Right-of-use asset	Depreciation and amortization	$—	$222
Interest on Lease liability	Interest expense	—	73
Total		$—	$295

Maturity of the Company’s finance lease liability as of December 31, 2021 was as follows:

To December 31, 2022	$22,408
Total undiscounted lease payments	22,408
Less: imputed interest	(463)
Carrying value of lease liability	21,945